CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 62,510	$ 8,939	¥ 53,377	¥ 44,562
Less: Sales tax and surcharges	(101)	(14)	(83)	(52)
Net revenues	62,409	8,925	53,294	44,510
Cost of revenues	(12,122)	(1,733)	(9,990)	(8,121)
Gross profit	50,287	7,192	43,304	36,389
Operating expenses:
Product development	(15,136)	(2,164)	(13,139)	(12,120)
Sales and marketing	(14,904)	(2,131)	(11,902)	(9,202)
General and administrative	(4,474)	(640)	(4,086)	(3,743)
Total operating expenses	(34,514)	(4,935)	(29,127)	(25,065)
Income from operations	15,773	2,257	14,177	11,324
Interest income	2,603	372	2,341	2,090
Interest expense	(849)	(121)	(1,735)	(2,067)
Other (expense)/ income	21,321	3,049	2,220	(667)
Income before income tax expense and equity in income of affiliates	38,848	5,557	17,003	10,680
Income tax expense	(5,815)	(832)	(2,604)	(1,750)
Equity in income of affiliates	353	50	2,828	1,072
Net income	33,386	4,775	17,227	10,002
Net income attributable to non-controlling interests and mezzanine classified non-controlling interests	(67)	(9)	(160)	(84)
Accretion to redemption value of redeemable non-controlling interests	(25)	(4)
Net income attributable to Trip.com Group Limited	33,294	4,762	17,067	9,918
Net income	33,386	4,775	17,227	10,002
Other comprehensive income/(loss):
Foreign currency translation	(1,398)	(200)	417	77
Unrealized securities holding losses, net of tax	(122)	(17)	(70)	(817)
Less: Reclassification adjustment for losses included in net income, net of tax	290	41	622	108
Total comprehensive income	32,156	4,599	18,196	9,370
Comprehensive income attributable to non-controlling interests and mezzanine classified non-controlling interests	(67)	(9)	(160)	(84)
Accretion to redemption value of redeemable non-controlling interests	(25)	(4)
Comprehensive income attributable to Trip.com Group Limited	¥ 32,064	$ 4,586	¥ 18,036	¥ 9,286
Weighted average ordinary shares outstanding
— Basic shares	657,754,190	657,754,190	654,035,399	652,859,211
— Diluted shares	698,378,891	698,378,891	688,704,882	671,062,240
Product development
Share-based compensation included in Operating expenses above is as follows:
Share-based compensation	¥ 1,039	$ 149	¥ 976	¥ 870
Sales and marketing
Share-based compensation included in Operating expenses above is as follows:
Share-based compensation	216	31	171	158
General and administrative
Share-based compensation included in Operating expenses above is as follows:
Share-based compensation	¥ 1,015	$ 145	¥ 895	¥ 806
Ordinary shares
Earnings per ordinary share
- (Loss)/earnings per ordinary share/ADS, Basic (in RMB or dollars per share) | (per share)	¥ 50.62	$ 7.24	¥ 26.1	¥ 15.19
- Loss)/earnings per ordinary share/ADS, Diluted (in RMB or dollars per share) | (per share)	47.67	6.82	24.78	14.78
ADS
Earnings per ordinary share
- (Loss)/earnings per ordinary share/ADS, Basic (in RMB or dollars per share) | (per share)	50.62	7.24	26.1	15.19
- Loss)/earnings per ordinary share/ADS, Diluted (in RMB or dollars per share) | (per share)	¥ 47.67	$ 6.82	¥ 24.78	¥ 14.78
Accommodation reservation
Revenues:
Total revenues	¥ 26,100	$ 3,732	¥ 21,612	¥ 17,257
Transportation ticketing
Revenues:
Total revenues	22,489	3,216	20,301	18,443
Packaged tours
Revenues:
Total revenues	4,688	670	4,336	3,140
Corporate travel
Revenues:
Total revenues	2,829	405	2,502	2,254
Other
Revenues:
Total revenues	¥ 6,404	$ 916	¥ 4,626	¥ 3,468